Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2021	Aug. 18, 2020	Aug. 17, 2020	May 31, 2020	May 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, authorized	36,000,000	36,000,000	20,000,000	36,000,000	20,000,000
Common stock, issued	1,341,017			998,622	7,003,975
Common stock, outstanding	1,341,017			998,622	7,003,975